Prepaid Expenses and Other Current Assets (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	$ 823,348	$ 1,187,817	$ 546,783
Advertising & Conferences [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	12,353	204,894	40,342
Research and Development [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	526,241	673,126	0
Consulting [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	33,993	0	331,811
Legal & Accounting Fees [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	25,000	45,600	36,795
License, Filing Fees, Dues [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	45,938	22,925	15,668
Office & Insurance [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	85,823	122,245	97,167
Capital Financing [Member]
Prepaid Expenses and Other Current Assets
Total Prepaid Expenses and Other Current Assets	$ 94,000	$ 119,027	$ 25,000